Dividends Declared and Paid - Summary of Dividends Declared and Paid (Parenthetical) (Detail) - $ / shares		12 Months Ended
	Jul. 13, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares, per share	$ 0.90	$ 2.21	$ 0.90	$ 0.85
Final dividend [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares, per share		0.73	$ 0.90
Special dividend [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares, per share		$ 1.48